Related party transactions -Transactions with other related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Lease rental payment to other related parties	$ 43	$ 44
Gain on modification of borrowings recognised in the Capital contribution reserve	1,139	1,697
Derivative financial instruments	(105)	(3)
Investment in joint venture	(242)	1,712
Parent
Related party transactions
Loan	4,015	1,838
Investors
Related party transactions
Loan	$ 9,348	$ 2,091